Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.5%
Capital Trust Agency, Inc., RB
8.25%, 01/01/44	$515	$788
8.25%, 01/01/49	1,105	22,100
Grand Canyon University, 5.13%, 10/01/28	2,445	2,185,218

Total Corporate Bonds — 0.5% (Cost: $3,389,038)		2,208,106

Municipal Bonds

Alabama — 2.3%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	615	621,903
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	3,745	3,899,616
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,140	2,303,746
MidCity Improvement District, SAB
4.25%, 11/01/32	160	141,011
4.50%, 11/01/42	255	201,316
4.75%, 11/01/49	270	208,546
Sumter County Industrial Development Authority/AL, RB, AMT, 6.00%, 07/15/52(a)	1,740	1,575,378
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	272,032

		9,223,548

Alaska — 0.2%

Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	782,083

Arizona — 4.4%
Arizona Industrial Development Authority, RB
7.10%, 01/01/55(b)	1,705	1,709,097
Class B, 4.00%, 07/01/61	890	600,620
Series A, 5.00%, 12/15/39(b)	250	228,339
Series A, 4.00%, 07/01/51	445	321,294
Series A, 4.00%, 07/01/61	910	611,517
Series B, 5.13%, 07/01/47(b)	665	582,477
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	902,750
Series A, 5.25%, 07/01/47	1,765	1,597,237
Series A, 5.50%, 07/01/52	1,775	1,650,328
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	100	88,680
5.00%, 05/15/56	405	333,383
Industrial Development Authority of the City of Phoenix, RB(b)
Series A, 6.50%, 07/01/34	570	586,941
Series A, 6.75%, 07/01/44	1,000	1,039,639
Industrial Development Authority of the City of Phoenix, Refunding RB(b)
5.00%, 07/01/35	625	588,261
5.00%, 07/01/45	255	224,686
Series A, 5.00%, 07/01/35	260	245,084
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,155	778,678
5.00%, 07/01/56	475	399,155

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB(b) (continued) 4.00%, 06/15/57	$890	$574,652
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	743,461
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	465	449,712
5.50%, 10/01/51	465	444,866
AMT, 4.00%, 10/15/47	2,295	1,684,289
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,621,364

		18,006,510

Arkansas(b) — 2.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	3,255	2,553,225
Series A, AMT, 4.75%, 09/01/49	9,410	7,641,954

		10,195,179

California — 9.2%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	240	195,888
Series A-2, 4.00%, 08/01/47	1,550	1,060,811
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	275	263,362
Series A, 6.00%, 08/01/44(b)	665	639,519
Series A, 3.00%, 02/01/46	315	213,441
Series A, 6.13%, 08/01/49(b)	580	559,159
Series A, 4.00%, 02/01/51	245	191,862
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	1,780	1,918,283
California School Finance Authority, RB
6.65%, 07/01/33	435	438,457
6.90%, 07/01/43	975	981,704
Series A, 6.40%, 07/01/48	1,570	1,578,589
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	557,241
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,650,401
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	2,451,940
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	890	522,513
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	485	348,251
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.80%, 03/01/47	440	291,500
3.13%, 07/01/56	990	599,641
3.13%, 08/01/56	120	72,528
4.00%, 12/01/56	2,645	1,691,962
3.25%, 05/01/57	505	322,302
4.00%, 06/01/57	2,630	1,749,252
4.00%, 07/01/58	380	244,216
Series A, 3.00%, 09/01/56	1,570	936,047
Series B, 4.00%, 07/01/58	435	268,383
Series B, 4.00%, 12/01/59	6,035	3,830,384
Senior Lien, 3.00%, 06/01/47	465	313,638
Senior Lien, 4.00%, 03/01/57	700	436,128
Senior Lien, 3.13%, 06/01/57	655	395,974
Series B, Sub Lien, 4.00%, 12/01/59	4,000	2,493,544

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	$19,555	$1,610,765
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	1,705	557,474
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(e)	2,885	2,929,960
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	5,000	3,835,705
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/26	1,250	1,052,281
Series D, 0.00%, 08/01/43	1,500	539,743

		37,742,848

Colorado — 3.7%
9th Avenue Metropolitan District No.2, GO, 5.00%, 12/01/48	910	722,497
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,082,612
Banning Lewis Ranch Metropolitan District No.8, GO, 4.88%, 12/01/51(b)	665	485,149
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	575	482,437
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	1,870	1,524,733
Series A, AMT, 4.13%, 11/15/53	1,025	817,229
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	267,938
5.25%, 11/01/52	555	544,867
Series A, 5.00%, 05/15/35	355	312,502
Series A, 5.00%, 05/15/44	385	311,673
Series A, 5.00%, 05/15/49	260	201,070
Series A, 5.00%, 05/15/58	540	396,953
Fitzsimons Village Metropolitan District No.3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,190,075
Green Valley Ranch East Metropolitan District No.6, GO, Series A, 5.88%, 12/01/50	935	800,714
Inspiration Metropolitan District, GO, Series B, Subordinate, 5.00%, 12/15/36	812	632,912
Karl’s Farm Metropolitan District No.2, GO, Series A, 5.63%, 12/01/50(b)	545	445,683
Lanterns Metropolitan District No.2, GO, Series A, 4.50%, 12/01/50	520	359,908
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	580,551
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	440,596
Palisade Metropolitan District No.2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,030,281
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	768,587
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	821,541

Security	Par (000)	Value

Colorado (continued)
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	$410	$337,753
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	790	599,715

		15,157,976

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 3.00%, 11/15/38	1,300	1,009,004
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	325	293,232
Series A, 5.00%, 01/01/55	435	372,266
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	1,385	1,391,874
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	957	966,134
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	1,835	1,873,197

		5,905,707

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(f)	1,220	1,081,020

District of Columbia — 0.8%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	15,400	3,074,625

Florida — 15.4%
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	454,689
Series 2022, 5.00%, 05/01/53	385	327,757
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,290	1,184,051
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	125	123,799
4.00%, 11/15/24	440	431,213
4.00%, 11/15/25	460	445,482
4.00%, 11/15/27	495	467,130
4.00%, 11/15/29	435	399,447
4.00%, 11/15/32	450	399,032
4.00%, 11/15/35	675	579,028
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	400	348,925
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,495	1,402,304
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	2,640	2,079,578
Series A, 5.75%, 06/01/54	940	774,534
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	53,225	2,185,099
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	245	222,987
AMT, 5.00%, 10/01/49	1,170	948,090
AMT, 4.00%, 10/01/51	850	579,578

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	$630	$430,371
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/49	5,000	4,706,185
County of Osceola Florida Transportation Revenue, Refunding RB(c)
Series A-2, 0.00%, 10/01/50	730	133,574
Series A-2, 0.00%, 10/01/51	875	150,487
Series A-2, 0.00%, 10/01/52	875	140,909
Series A-2, 0.00%, 10/01/53	2,325	351,831
Series A-2, 0.00%, 10/01/54	875	124,265
Florida Development Finance Corp., RB(b)
5.00%, 06/15/56	1,150	902,496
6.50%, 06/30/57	500	457,345
Series A, 5.75%, 06/15/29	690	691,343
Series A, 6.00%, 06/15/34	835	837,787
Series A, 6.13%, 06/15/44	3,180	3,177,303
Series A, 5.13%, 06/15/55	3,645	2,800,796
Series B, 4.50%, 12/15/56	3,985	2,816,435
Series C, 5.75%, 12/15/56	1,325	1,048,148
AMT, 5.00%, 05/01/29	2,155	2,018,474
Greeneway Improvement District, SAB, 5.13%, 05/01/43(b)	1,280	1,221,268
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	120	117,603
4.95%, 05/01/29(b)	345	338,903
5.50%, 05/01/39(b)	315	307,984
3.00%, 05/01/41	275	189,157
5.13%, 05/01/46	735	631,408
5.65%, 05/01/48(b)	520	502,225
Series 1B, 4.75%, 05/01/29	565	550,463
Series 1B, 5.30%, 05/01/39	645	616,966
Series 1B, 5.45%, 05/01/48	1,150	1,080,591
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	100	95,218
Series A-1, 3.00%, 05/01/31	100	86,265
Series A-1, 3.25%, 05/01/41	190	136,049
Series A-1, 4.00%, 05/01/52	300	219,039
Series A-2, 3.13%, 05/01/31	445	368,921
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	8,125	5,033,007
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	831,827
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	823,120
Series B, 5.00%, 05/01/37	495	482,182
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	1,305	1,141,455
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	232,318
Series A-1, 4.25%, 05/01/51	530	363,781
Series A-2, 4.20%, 05/01/35	450	356,848
Series A-3, 4.75%, 05/01/40	600	457,442
Rolling Hills Community Development District, Refunding SA, Series A-2, 3.65%, 05/01/32	1,000	822,941
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	898,674

Security	Par (000)	Value

Florida (continued)
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	$985	$808,543
South Broward Hospital District, RB, Series A, 3.00%, 05/01/51	7,355	4,713,135
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	805	681,284
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(g)(h)	875	9
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	403,253
5.50%, 05/01/49	1,105	984,680
Village Community Development District No.14, SAB
5.38%, 05/01/42	1,120	1,127,075
5.50%, 05/01/53	830	832,944
West Villages Improvement District, SAB
4.75%, 05/01/39	455	394,716
5.00%, 05/01/50	940	773,403
Windward at Lakewood Ranch Community Development District, SAB
4.00%, 05/01/42	255	202,014
4.25%, 05/01/52	310	237,053

		63,204,236

Georgia — 1.2%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	576,229
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	241,999
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	560	544,758
Series A, 5.00%, 05/15/36	560	541,716
Series A, 5.00%, 05/15/37	615	589,100
Series A, 5.00%, 05/15/38	340	323,104
Series A, 5.00%, 05/15/49	1,130	1,025,729
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	850,701
Private Colleges & Universities Authority, Refunding RB, 4.00%, 10/01/50	345	272,945

		4,966,281

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	595,443

Illinois — 8.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,650	1,456,595
Series C, 5.25%, 12/01/35	1,655	1,578,269
Series D, 5.00%, 12/01/46	2,155	1,869,679
Series H, 5.00%, 12/01/46	720	627,888
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	625,710
Series B, 4.00%, 12/01/41	1,665	1,306,061
Series C, 5.00%, 12/01/25	725	723,095
Series D, 5.00%, 12/01/31	1,000	969,688
Series G, 5.00%, 12/01/44	2,150	1,883,735
City of Chicago Illinois, Refunding GO
Series A, 6.00%, 01/01/38	1,260	1,282,127
Series B, 4.00%, 01/01/37	1,709	1,394,132
Illinois Finance Authority, RB(b)
Class A, 5.00%, 07/01/51	2,000	1,444,278
Class A, 5.00%, 07/01/56	2,000	1,402,856

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB
6.60%, 07/01/24	$340	$331,443
6.00%, 02/01/34	365	367,361
6.13%, 02/01/45	860	862,240
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	7,475	6,279,456
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	2,370	2,327,648
Series A, 5.00%, 06/15/57	1,020	920,731
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	2,920	2,199,163
Series B, 0.00%, 12/15/54(c)	14,000	2,011,254
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	725	748,104
State of Illinois, GO
5.50%, 05/01/30	530	544,749
5.50%, 05/01/39	1,055	1,060,457
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,374	1,287,044

		35,503,763

Indiana — 2.9%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	837,554
AMT, 7.00%, 01/01/44	2,000	2,031,166
City of Vincennes IN, Refunding RB, 6.25%, 01/01/29(b)	1,715	1,715,105
City of Whiting, RB, AMT, 3.00%, 11/01/51	5,000	3,207,975
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(e)	2,025	2,039,949
Series A, AMT, 6.75%, 05/01/39	1,060	1,162,218
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	1,230	969,681

		11,963,648

Iowa — 0.2%
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(c)	8,820	811,863

Kansas — 0.3%
City of Manhattan Kansas, RB, Series A, 4.00%, 06/01/52	480	340,499
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	230	206,577
5.00%, 08/01/56	850	706,911

		1,253,987

Kentucky — 1.1%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(b)	660	532,675
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 5.75%, 07/01/23(e)	4,000	4,067,188

		4,599,863

Louisiana — 2.5%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(b)	2,320	1,857,571

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, 5.00%, 07/01/54(b)	$930	$755,687
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	280	267,430
Parish of St James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	1,650,715
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	5,570	5,597,471

		10,128,874

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	1,045	812,560

Maryland — 2.1%
City of Baltimore Massachusettsryland, RB, 4.88%, 06/01/42	325	297,773
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	1,900	1,688,739
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	314,608
Class B, AMT, 5.25%, 06/30/55	1,555	1,487,031
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	3,045,786
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, (FHA), 2.85%, 01/01/51	2,645	1,683,955

		8,517,892

Massachusetts — 0.3%
Massachusetts Development Finance Agency, RB, 4.00%, 06/01/56	430	328,152
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/45	170	125,693
4.00%, 07/01/50	325	228,584
Series B, 4.00%, 06/01/50	580	456,784

		1,139,213

Michigan — 0.7%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	357,246
City of Detroit Michigan, GO
5.00%, 04/01/34	285	274,618
5.00%, 04/01/35	285	273,300
5.00%, 04/01/36	200	190,877
5.00%, 04/01/37	320	303,935
5.00%, 04/01/38	145	137,019
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	314,430
AMT, 5.00%, 12/31/43	1,200	1,061,459

		2,912,884

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.5%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	$1,480	$1,333,480
Minnesota Housing Finance Agency, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 3.00%, 07/01/43	1,240	892,341

		2,225,821

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	685	560,729
Series A, 4.75%, 11/15/47	760	565,297

		1,126,026

Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	315	298,193
5.00%, 07/01/45	815	746,097

		1,044,290

New Hampshire — 0.8%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	421,369
Series A, 4.25%, 08/15/46	595	451,841
Series A, 4.50%, 08/15/55	1,235	931,147
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	847,399
Series C, AMT, 4.88%, 11/01/42	485	408,211

		3,059,967

New Jersey — 8.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	1,065	1,069,411
Class D, 5.25%, 11/01/44	770	770,317
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,535,248
Class A, 5.25%, 11/01/47	2,650	2,612,794
Series A, 5.00%, 07/01/32	165	159,434
Series A, 5.00%, 07/01/37	260	244,586
Series A, 5.25%, 11/01/54(b)	1,675	1,366,966
Series B, 5.00%, 06/15/43	2,245	2,160,988
AMT, 5.38%, 01/01/43	2,155	2,038,589
Series B, AMT, 6.50%, 04/01/31	1,805	1,801,419
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	474,086
New Jersey Health Care Facilities Financing Authority, RB
3.00%, 07/01/51	2,655	1,732,403
4.00%, 07/01/51	7,370	6,018,681
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/40(c)	2,485	905,765
Series AA, 5.25%, 06/15/41	1,140	1,140,710
Series BB, 4.00%, 06/15/46	1,000	808,730
Series S, 5.25%, 06/15/43	2,345	2,333,296

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	$8,950	$4,429,015
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,495	5,034,206

		36,636,644

New Mexico — 0.2%
Winrock Town Center Tax Increment Development District No. 1, Refunding TA, Senior Lien, 4.25%, 05/01/40(b)	1,000	799,842

New York — 13.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51	1,500	943,757
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	674,118
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,195	1,010,866
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,643,084
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	141,126
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,740	1,537,276
Series C-1, 5.00%, 11/15/50	565	511,994
Series C-1, 5.25%, 11/15/55	840	788,819
New York City Industrial Development Agency, Refunding RB
Series A, (AGM), 3.00%, 01/01/36	100	80,069
Series A, (AGM), 3.00%, 01/01/40	375	270,964
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	5,000	4,971,905
Series A, 5.00%, 06/01/42	3,155	2,732,669
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,655	2,273,548
Series A-2-B, 5.00%, 06/01/51	1,900	1,587,579
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(b)	6,205	5,430,548
Series 2, 5.15%, 11/15/34(b)	455	438,336
Series 2, 5.38%, 11/15/40(b)	1,080	1,040,677
Series A, 2.88%, 11/15/46	3,975	2,493,883
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,435	1,185,479
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	6,955	5,958,557
New York State Housing Finance Agency, RB, M/F Housing
Series J-1, (SONYMA HUD SECT 8), 2.45%, 11/01/41	800	530,479
Series J-1, (SONYMA HUD SECT 8), 2.65%, 11/01/46	1,065	662,539
Series J-1, (SONYMA HUD SECT 8), 2.80%, 11/01/51	2,955	1,790,993
Series J-1, (SONYMA HUD SECT 8), 2.88%, 11/01/56	2,000	1,161,286
New York State Urban Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	6,650,866
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,175	1,138,112

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	$1,490	$1,437,376
State of New York Mortgage Agency, RB, S/F Housing
Series 239, (SONYMA), 2.60%, 10/01/44	3,750	2,456,663
Series 239, (SONYMA), 2.70%, 10/01/47	3,370	2,284,813
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,178	1,097,471
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	593,029
5.00%, 07/01/46	895	695,667

		57,214,548

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,460	3,743,889
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	65	53,504
4.00%, 07/01/51	95	76,200
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
4.50%, 12/01/55	215	156,795
Class A, 4.00%, 12/01/55	255	184,745
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	751,428
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	223,810
5.25%, 05/01/40	240	211,996
5.50%, 05/01/50	1,130	965,063
Jefferson County Port Authority/OH, RB, AMT, 3.50%, 12/01/51(b)	1,125	697,496
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	740	620,779
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	2,500	1,908,990
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	385	284,297
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	1,853,086

		11,732,078

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	4,615	4,316,193
Series B, 5.00%, 08/15/38	2,990	2,473,848
Series B, 5.25%, 08/15/48	555	443,661
Series B, 5.50%, 08/15/52	2,135	1,743,917
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	330	246,840
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	733,101

		9,957,560

Oregon — 0.7%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/49	1,765	1,629,257
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	115	112,956

Security	Par (000)		Value

Oregon (continued)
Oregon State Facilities Authority, RB(b) (continued)
Series A, 5.00%, 06/15/39	$565		$505,948
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/47	1,000		706,723

			2,954,884

Pennsylvania — 2.0%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100		70,314
4.00%, 07/01/51	100		65,545
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,550		1,565,035
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710		2,584,354
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000		4,057,485

			8,342,733

Puerto Rico — 15.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	44,330		2,482,347
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	850		849,956
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	10,037		3,713,764
Series A1, Restructured, 5.38%, 07/01/25	—	(i)	2
Series A1, Restructured, 5.63%, 07/01/27	—	(i)	2
Series A1, Restructured, 5.63%, 07/01/29	3,644		3,648,167
Series A1, Restructured, 5.75%, 07/01/31	1,659		1,670,843
Series A1, Restructured, 4.00%, 07/01/33	625		529,142
Series A1, Restructured, 4.00%, 07/01/35	562		458,991
Series A1, Restructured, 4.00%, 07/01/37	482		383,255
Series A1, Restructured, 4.00%, 07/01/41	656		497,923
Series A1, Restructured, 4.00%, 07/01/46	682		495,537
Commonwealth of Puerto Rico, GO, CAB(c)
Series A, Restructured, 0.00%, 07/01/24	—	(i)	1
Series A, Restructured, 0.00%, 07/01/33	805		409,401
Commonwealth of Puerto Rico, RB(a)
0.00%, 11/01/43	5,267		2,463,791
0.00%, 11/01/51	261		85,275
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, 5.00%, 07/01/33	1,170		1,093,718
Series A, Senior Lien, 5.00%, 07/01/35	1,210		1,109,134
Series A, Senior Lien, 5.00%, 07/01/47	3,135		2,671,559
Puerto Rico Electric Power Authority, RB
Class A1, 10.00%, 07/01/19	75		72,842
Class A2, 10.00%, 07/01/19	379		367,492
Class D-1, 7.50%, 01/01/20	761		574,384
3rd Series, 0.00%, 01/01/23(a)(g)(h)	90		67,739
Series A, 5.00%, 07/01/29(g)(h)	660		493,644
Series A, 7.00%, 07/01/33(g)(h)	3,295		2,517,031
Series A, 6.75%, 07/01/36(g)(h)	1,335		1,019,798
Series A, 5.00%, 07/01/42(g)(h)	1,315		983,549
Series A, 7.00%, 07/01/43(g)(h)	375		286,460
Series A-3, 10.00%, 07/01/19(g)(h)	323		313,320
Series B-3, 10.00%, 07/01/19(g)(h)	323		313,320
Series C-1, 5.40%, 01/01/18(g)(h)	887		670,027
Series C-2, 5.40%, 07/01/18(g)(h)	887		670,136
Series C-4, 5.40%, 07/01/20(g)(h)	90		67,739
Series CCC, 5.25%, 07/01/26(g)(h)	260		194,466

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series CCC, 5.25%, 07/01/28(g)(h)	$145	$108,452
Series TT, 5.00%, 07/01/18(g)(h)	295	220,644
Series TT, 5.00%, 07/01/25(g)(h)	100	74,795
Series TT, 5.00%, 07/01/26(g)(h)	225	168,288
Series WW, 5.50%, 07/01/17(g)(h)	200	149,589
Series WW, 5.50%, 07/01/18(g)(h)	1,175	878,837
Series WW, 5.50%, 07/01/19(g)(h)	145	108,452
Series WW, 5.50%, 07/01/20	1,595	1,192,974
Series WW, 5.38%, 07/01/22(g)(h)	1,310	979,809
Series WW, 5.25%, 07/01/33(g)(h)	120	89,754
Series WW, 5.50%, 07/01/38(g)(h)	205	153,329
Series XX, 5.25%, 07/01/27(g)(h)	110	82,274
Series XX, 5.25%, 07/01/35(g)(h)	645	482,425
Series XX, 5.75%, 07/01/36(g)(h)	860	643,234
Series XX, 5.25%, 07/01/40(g)(h)	1,020	762,905
Puerto Rico Electric Power Authority, Refunding RB
6.13%, 07/01/40	1,085	811,521
Series AAA, 5.25%, 07/01/22(g)(h)	2,545	1,903,523
Series AAA, 5.25%, 07/01/29(g)(h)	95	71,055
Series UU, 3.47%, 07/01/17(a)(g)(h)	60	45,000
Series UU, 0.00%, 07/01/18(a)(g)(h)	55	41,250
Series UU, 1.32%, 07/01/20(a)(g)(h)	495	371,250
Series UU, 3.21%, 07/01/31(a)(g)(h)	580	435,000
Series ZZ, 5.00%, 07/01/17(g)(h)	145	108,452
Series ZZ, 5.25%, 07/01/19	455	340,315
Series ZZ, 5.25%, 07/01/24(g)(h)	345	258,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.50%, 07/01/34	745	675,167
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,052,033
Series A-1, Restructured, 5.00%, 07/01/58	5,234	4,477,797
Series A-2, Restructured, 4.54%, 07/01/53	21	16,843
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,724,844
Series A-2, Restructured, 4.33%, 07/01/40	6,129	5,200,640
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,079,618
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,079	749,968
Series A-1, Restructured, 0.00%, 07/01/33	1,023	553,698
Series A-1, Restructured, 0.00%, 07/01/46	12,021	2,608,821
Series B-1, Restructured, 0.00%, 07/01/46	883	191,500

		61,986,852

Rhode Island — 2.2%
Central Falls Detention Facility Corp., Refunding RB,
7.25%, 07/15/35(g)(h)	4,190	628,500
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	980	964,969
Series B, 4.50%, 06/01/45	4,390	4,054,029
Series B, 5.00%, 06/01/50	3,330	3,239,783

		8,887,281

Security	Par (000)	Value

South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	$605	$545,961

Tennessee — 0.9%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	2,837,847
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	3,270	939,648

		3,777,495

Texas — 8.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	520,888
Arlington Higher Education Finance Corp., RB, 5.00%, 06/15/51	715	592,901
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	329,801
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	610,300
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	803,279
0.00%, 01/01/29	2,000	1,531,438
0.00%, 01/01/30	1,170	852,822
0.00%, 01/01/33	3,690	2,278,523
0.00%, 01/01/34	4,000	2,315,432
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	2,890	2,890,266
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	245,991
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	730	718,491
Series A, AMT, 4.00%, 07/01/46	3,000	2,463,465
Series C, AMT, 5.00%, 07/15/27	1,615	1,599,520
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	89,320
4.50%, 09/01/51	480	365,204
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	742,367
5.25%, 09/01/51	1,195	988,212
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	475	477,976
Hidalgo County Regional Mobility Authority, RB
Series A, Senior Lien, 4.00%, 12/01/39	255	219,837
Series A, Senior Lien, 4.00%, 12/01/41	510	428,036
Hidalgo County Regional Mobility Authority, Refunding RB
Series B, Junior Lien, 4.00%, 12/01/37	820	720,579
Series B, Junior Lien, 4.00%, 12/01/38	415	360,148
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	737,387

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB(e)
Series A, 5.88%, 04/01/23	$1,210	$1,223,628
Series A, 6.00%, 04/01/23	1,845	1,866,142
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,466,994
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,381,182
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	291,520
Series A, 5.75%, 08/15/45	580	581,053
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	920	643,820
AMT, 3.00%, 01/01/50	2,360	1,292,256
Port Beaumont Navigation District, Refunding RB, Series A, AMT, 3.63%, 01/01/35(b)	915	721,547
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	798,927
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	1,420	317,180
0.00%, 08/01/47	2,120	442,194
0.00%, 08/01/48	2,235	435,391
0.00%, 08/01/49	2,100	380,539
0.00%, 08/01/50	3,015	509,273
0.00%, 08/01/51	1,770	279,265
0.00%, 08/01/52	1,770	260,259
0.00%, 08/01/53	160	21,978

		35,795,331

Utah — 0.1%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	372,011

Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,058,756

Virginia — 2.3%
Albemarle County Economic Development Authority, Refunding RB, 4.00%, 06/01/42	2,030	1,610,598
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,060,300
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	495	461,059
5.00%, 03/01/45	505	442,822
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	271,377
Series A, 5.00%, 01/01/34	485	451,302
Series A, 5.00%, 01/01/49	955	792,899
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,060,357

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F Housing, Series K, (FHLMC, FNMA, GNMA), 2.38%, 12/01/41	$1,000	$670,186
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	655,405

		9,476,305

Washington — 0.9%
Washington State Convention Center Public Facilities District, RB
4.00%, 07/01/31	1,315	1,134,211
Series B, 3.00%, 07/01/58	2,115	1,150,139
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/56(b)	510	414,457
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	315	283,289
6.00%, 01/01/45	850	737,474

		3,719,570

Wisconsin — 6.4%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,041,562
Public Finance Authority, RB
5.00%, 06/15/39	175	160,738
5.00%, 06/15/41(b)	345	291,173
5.00%, 01/01/42(b)	605	549,427
5.00%, 06/15/49	530	452,236
5.63%, 06/15/49(b)	2,490	2,006,810
5.00%, 04/01/50(b)	115	98,135
5.00%, 06/15/53	355	295,373
5.00%, 06/15/55(b)	895	687,341
5.00%, 01/01/56(b)	1,470	1,220,040
Class A, 5.00%, 06/15/56(b)	495	364,634
Series A, 6.25%, 10/01/31(b)	605	497,228
Series A, 5.38%, 06/01/44(b)	555	441,153
Series A, 6.85%, 11/01/46(b)(g)(h)	900	675,000
Series A, 7.00%, 11/01/46(b)(g)(h)	570	427,500
Series A, 7.00%, 10/01/47(b)	605	456,066
Series A, 5.63%, 06/15/49(b)	2,920	2,536,984
Series A, 5.25%, 12/01/51(b)	1,470	1,018,329
Series A, 5.50%, 06/01/54(b)	680	519,322
Series A, 5.00%, 06/15/55(b)	4,030	2,901,342
Series A, 4.75%, 06/15/56(b)	3,000	2,014,266
Series A-1, 4.50%, 01/01/35(b)	1,225	1,077,244
Series A-1, 5.50%, 12/01/48(b)(g)(h)	20	4,385
Series B, 0.00%, 01/01/35(b)(c)	1,685	721,049
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,144,971
AMT, 4.00%, 09/30/51	1,025	722,035
AMT, 4.00%, 03/31/56	980	665,231
Public Finance Authority, Refunding RB(b)
4.00%, 04/01/32	205	189,842
4.00%, 04/01/42	225	168,688
4.00%, 04/01/52	275	195,317
5.25%, 05/15/52	355	290,203
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	470	376,977

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued)
4.00%, 01/01/47	$1,300	$966,172
4.00%, 01/01/57	350	236,807

		26,413,580

Total Municipal Bonds — 130.8% (Cost: $638,769,177)		536,707,538

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Georgia — 1.6%
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52	6,508	6,425,578

Illinois — 1.6%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27	4	3,348
Series C, 4.00%, 02/15/41	1,495	1,334,805
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,149,746

		6,487,899

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	2,268	2,023,815

Nebraska — 0.8%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	3,088	3,025,352

New York — 7.1%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, 4.25%, 11/01/45	9,000	7,754,364
New York City Housing Development Corp., Refunding RB
Series C-1, 4.15%, 11/01/39	1,893	1,647,250
Series C-1, 4.20%, 11/01/44	3,470	3,019,007
Series C-1, 4.30%, 11/01/47	2,840	2,470,875
New York City Municipal Water Finance Authority, Refunding RB
Series CC, 5.00%, 06/15/23	6,669	6,711,679
Series CC, 5.00%, 06/15/47	7,521	7,569,118

		29,172,293

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	2,503	2,546,754

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	1,139	954,851

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.4% (Cost: $54,532,099)		50,636,542

Total Long-Term Investments — 143.7% (Cost: $696,690,314)		589,552,186

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(k)(l)	19,207,721	$19,205,800

Total Short-Term Securities — 4.7% (Cost: $19,205,800)		19,205,800

Total Investments — 148.4% (Cost: $715,896,114)		608,757,986

Other Assets Less Liabilities — 2.5%		10,624,186

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.3)%		(34,120,502)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.6)%		(174,930,430)

Net Assets Applicable to Common Shares — 100.0%		$410,331,240

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$15,028,412	$4,184,964	(a)	$—	$(2,605)	$(4,971)	$19,205,800	19,207,721	$78,460	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	237	12/20/22	$26,233	$705,814
U.S. Long Bond	386	12/20/22	46,658	3,370,214
5-Year U.S. Treasury Note	160	12/30/22	17,063	253,908

				$4,329,936

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,208,106	$—	$2,208,106
Municipal Bonds	—	535,626,518	1,081,020	536,707,538
Municipal Bonds Transferred to Tender Option Bond Trusts	—	50,636,542	—	50,636,542

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$19,205,800	$—	$—	$19,205,800

	$19,205,800	$588,471,166	$1,081,020	$608,757,986

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,329,936	$—	$—	$4,329,936

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(33,949,313)	$—	$(33,949,313)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)

	$—	$(208,949,313)	$—	$(208,949,313)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

11